NOTE 4 - ACQUISITIONS - Schedule of Combnined Pro Forma Results of Operations (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 55,784,168
Cost of revenues	54,631,017
Gross profit	1,153,151
Operating expenses	4,224,903
Operating loss	(3,071,752)
Other expense	(3,487,315)
Net Loss	$ (6,559,067)